Basic and Diluted Loss Per Ordinary Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Schedule of Basic and Diluted Loss Per Ordinary Share

	2025	2024	2023
	(in thousands, except per share data)
	£	£	£
Loss for the year	(29,353)	(18,997)	(27,632)
Basic and diluted weighted average number of ordinary shares	11,231,520	74,191	52,573

	£	£	£
Basic and diluted loss per ordinary share	(0.00)	(0.26)	(0.53)